CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Subtotal	Share capital	Share premium	Other reserves	Accumulated deficit	Non-controlling interest
Equity at beginning of period at Dec. 31, 2022	$ 204,638	$ 204,638	$ 7,509	$ 462,297	$ (8,737)	$ (256,431)	$ 0
Profit (loss) for the year	(10,548)	(10,548)				(10,548)
Other comprehensive income (loss) for the year	7,103	7,103			7,103
Total comprehensive income (loss) for the year	(3,445)	(3,445)			7,103	(10,548)
Movement in reserves	0				(423)	423
Income tax benefit from excess tax deductions related to share-based payments	204	204				204
Share-based compensation	9,251	9,251				9,251
Options exercised / LTIP shares issued	8,133	8,133	160	16,134		(8,161)
Total transactions with owners, recognized directly in equity	17,588	17,588	160	16,134	(423)	1,717
Equity at ending of period at Dec. 31, 2023	218,781	218,780	7,669	478,431	(2,057)	(265,262)	0
Profit (loss) for the year	(11,841)	(11,841)				(11,841)
Movement in reserves	0				1,555	(1,555)
Other comprehensive income (loss) for the year	(11,901)	(11,901)			(11,901)
Total comprehensive income (loss) for the year	(23,742)	(23,741)			(10,346)	(13,395)
Movement in reserves	0				(31)	31
Income tax benefit from excess tax deductions related to share-based payments	(66)	(66)				(66)
Share-based compensation	11,248	11,248				11,248
Options exercised / LTIP shares issued	2,615	2,615	100	10,559		(8,044)
Value of conversion rights of convertible bonds, net of tax	12,225	12,225			12,225
Total transactions with owners, recognized directly in equity	26,022	26,022	100	10,559	12,194	3,169
Equity at ending of period at Dec. 31, 2024	221,061	221,061	7,769	488,990	(209)	(275,489)	0
Profit (loss) for the year	2,538	2,851				2,851	(313)
Movement in reserves					0
Other comprehensive income (loss) for the year	29,060	28,977			28,977		83
Total comprehensive income (loss) for the year	31,598	31,828			28,977	2,851	(230)
Movement in reserves	0				(32)	32
Income tax benefit from excess tax deductions related to share-based payments	1,343	1,343				1,343
Share-based compensation	13,766	13,766				13,766
Options exercised / LTIP shares issued	9,926	9,926	241	24,266		(14,581)
Acquisition of subsidiary	7,285						7,285
Capital contributions to a subsidiary with non-controlling interests	0	(706)				(706)	706
Acquisition of non-controlling interests	(7,876)	(115)			83	(198)	(7,761)
Total transactions with owners, recognized directly in equity	24,443	24,213	241	24,266	51	(345)	230
Equity at ending of period at Dec. 31, 2025	$ 277,102	$ 277,102	$ 8,009	$ 513,257	$ 28,819	$ (272,983)	$ 0